REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Disclosure of detailed information about revenue [Table Text Block]

Revenue and other income	Year ended	Year ended
	December 31, 2020	December 31, 2019

Royalty revenue	$1,478	$1,439
Option and other property income	4,700	1,978
Interest income	937	1,667
Dividend Income	84	—
	$7,199	$5,084

Disclosure of detailed information about general and administrative expenses [Table Text Block]
General and administrative expenses	Year ended	Year ended
	December 31, 2020	December 31, 2019

Salaries, consultants, and benefits	$2,360	$1,885
Professional fees	968	1,111
Investor relations and shareholder information	604	756
Transfer agent and filing fees	222	174
Administrative and office	944	968
Travel	74	233
	$5,172	$5,127